Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Upfront payments	€ 22,360	€ 8,635	€ 20,137
Milestone payments	28,085	11,440	9,677
Research and development service fees (FTE)	19,338	1,407	6,601
Total revenue	€ 69,783	€ 21,482	€ 36,415